Stock based compensation	6 Months Ended	11 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock based compensation	Stock Based Compensation
The following table summarizes stock option activity as of June 30, 2020, and changes during the six months ended June 30, 2020:

	Six months ended June 30, 2020	Weighted average exercise price
Outstanding at January 1, 2020	4,644,835	$1.80
Granted	3,847,217	$3.33
Lapsed / surrendered	(3,513,708)	$2.23
Number of outstanding options	4,978,344	$1.97
Exercisable at June 30, 2020	632,069	$2.12

The following table summarizes restricted stock units ("RSUs") granted in the form of a nominal-cost options as of June 30, 2020 and changes during the six months ended June 30, 2020:

	Six months ended June 30, 2020	Weighted average exercise price
Outstanding at January 1	138,461	$0.05
Exercised during the period	(53,846)	$0.05
Number of outstanding RSUs	84,615	$0.05

The total intrinsic value of all outstanding options and exercisable options at June 30, 2020 was $2.6 million and $0.7 million, respectively.

The following table summarizes consultant warrant activity as of June 30, 2020, and changes during the six months ended June 30, 2020:

	Six months ended June 30, 2020	Weighted average exercise price
Outstanding at January 1	3,358,732	$1.45
Lapsed / surrendered	(2,798,944)	$1.45
Number of outstanding warrants	559,788	$1.45

The total intrinsic value of all outstanding warrants which are all exercisable at June 30, 2020 was $0.9 million.

The following table summarizes stock-based compensation expense reflected in the consolidated statements of operations:

	Three months ended		Six months ended
	June 30		June 30
	2020	2019	2020	2019
	(in thousands)
Research and development	$380	$119	$464	$178
General and administrative	150	145	363	426
	$530	$264	$827	$604

Stock Based Compensation
Our 2016 Long Term Incentive Plan, which we refer to as the Incentive Plan, was adopted on January 21, 2016. Under the Incentive Plan, our Board may grant conditional awards, options, cash conditional awards and cash options to any of our employees, including executive directors, and the employees of our subsidiaries. The Incentive Plan is administered by our Board, which has full authority, consistent with the Incentive Plan, to administer the Incentive Plan, including the authority to interpret and construe any provision of the Incentive Plan and to adopt regulations for administering the Incentive Plan. Decisions of the Board are final and binding on all parties. References to our board in this summary shall include any duly authorized committee of our Board.
Shares available for grant under the Stock Incentive Plan, including those previously issued and outstanding were approximately 10.1 million, 4.8 million, and 2.2 million at December 31, 2019, and January 31, 2019, and 2018, respectively. Any shares subject to an award under the Stock Incentive Plan that are forfeited, canceled, expire or that are settled for cash will be available for future grant under the Stock Incentive Plan.
The Company recorded stock-based compensation expense related to stock options and restricted stock units in the following expense categories of its consolidated statements of operations and comprehensive (loss)/income:

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
Research and development	$381	$1,448	$425
General and administrative	$464	4,847	1,666
Total share based expenses	$845	$6,295	$2,091
At December 31, 2019, the outstanding share options, which include the share options granted to Directors, are shown below:

Date of grant	Exercise price	Number of shares	Date from which exercisable	Expiry date
Approved EMI scheme
April 7, 2011	5.30	1,174	April 8, 2014	April 7, 2021
May 10, 2012	4.85	30,009	May 10, 2014	May 10, 2022
December 24, 2012	6.85	4,300	December 24, 2015	December 24, 2022
January 31, 2013	1.59	14,594	July 31, 2013	January 31, 2023
		50,077
Unapproved scheme
December 18, 2013	1.64	15,272	June 18, 2014	December 18, 2023
July 15, 2014	6.90	20,000	May 30, 2015	May 30, 2023
June 23, 2016	0.05	22,115	July 21, 2016	June 23, 2026
October 19, 2018	1.92	788,377	October 19, 2019	October 19, 2028
October 19, 2018	1.92	762,994	October 19, 2021	October 19, 2028
March 29, 2019	1.79	916,000	March 29, 2020	March 29, 2029
March 29, 2019	1.79	1,300,000	March 29, 2022	March 29, 2029
December 23, 2019	1.36	600,000	December 23, 2020	December 23, 2029
December 23, 2019	1.36	170,000	December 23, 2020	December 23, 2029
		4,594,758
		4,644,835
The Group has no legal or constructive obligation to repurchase or settle the options in cash.
The following table summarizes stock option activity as of December 31, 2019, and changes during the period ended December 31, 2019:

`	Number of share options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at February 1, 2019	1,833,679	$2.45
Granted during the year	3,049,200	1.70
Lapsed / surrendered during the year	(238,044)	5.25
Number of options outstanding at December 31, 2019	4,644,835	$1.80	9.1 years	$—
Vested or expected to vest at December 31, 2019	201,014	$2.75	9.1 years	$—
Exercisable at December 31, 2019	201,014	$2.75	9.1 years	$—

The weighted-average grant-date fair value of stock options granted during the eleven months period ended December 31, 2019, and for the years ended January 31, 2019 and 2018 was $0.65, $2.00 and $4.40, respectively, per share. The aggregate intrinsic value of our stock options (the amount by which the market price of the stock on the date of exercise exceeded the exercise price of the option) exercised during the eleven months period ended December 31, 2019, and for the years ended January 31, 2019 and 2018 was $0 million, $0 million and $0.4 million, respectively.

During the year ended January 31, 2019, the former executive director, key management and employees voluntarily surrendered options to subscribe for a total of 1,434,410 shares of common stock. This decrease is primarily due to the surrender of share options, resulting in an accelerated share-based payment expense of the remaining fair value of those awards during the twelve months ended January 31, 2019.

At December 31, 2019, there was $2.0 million of unrecognized compensation expense related to stock options that is expected to be recognized over a weighted-average period of 2.4 years.

There was no income tax benefits realized from stock option exercises during the eleven-month period ended December 31, 2019, year ended January 31, 2019 and year ended January 31, 2018, respectively as there were no exercises of stock options.

The fair value per share option award granted and the assumptions used in the calculations are as follows:

Date of grant	Type of award	Number of shares	Exercise price	Share price at grant date	Fair value per option	Award life (years)	Risk free rate
April 07, 2011	EMI	1,174	5.30	5.30	3.85	5.00	2.70%
May 10, 2012	EMI	30,009	4.85	4.20	1.95	5.00	1.00%
December 24, 2012	EMI	4,300	6.85	6.85	4.75	5.00	0.90%
January 31, 2013	EMI	14,594	1.60	7.45	5.85	5.00	1.00%
December 18, 2013	Unapproved	15,272	1.65	15.15	13.50	5.00	1.00%
July 15, 2014	Unapproved	20,000	6.90	6.90	5.55	1.90	0.50%
June 23, 2016	Unapproved	22,115	0.05	7.75	7.70	0.50	0.30%
October 19, 2018	Unapproved	788,377	1.90	1.90	0.60	3.00	0.81%
October 19, 2018	Unapproved	762,994	1.90	1.90	0.80	3.00	0.90%
March 29, 2019	Unapproved	916,000	1.8	1.8	0.65	3.00	0.63%
March 29, 2019	Unapproved	1,300,000	1.8	1.8	0.80	3.00	0.63%
December 23, 2019	Unapproved	600,000	1.35	1.35	0.55	4.00	0.54%
December 23, 2019	Unapproved	170,000	1.35	1.35	0.45	3.00	0.54%
		4,644,835
The key assumptions used in calculating the share-based payments are as follows:
a.Black-Scholes valuation methodology was used for all share options issued since 2016. These options do not have market-based performance related conditions.
b.The majority of share option awards made before 2016 had market-based performance related conditions and have been modeled using the Monte-Carlo methodology. The options granted on January 31, 2013, and December 18, 2013, do not have market-based performance related conditions.
c.Figures in the range of 39%-134% have been used for expected volatility. This has been derived from historic share price performance, weighted to exclude periods of unusually high volatility.
d.Expected dividend yield is nil, consistent with the Directors’ view that the Group’s business model is to generate value through capital growth rather than the payment of dividends.
e.The risk-free rate is equal to the prevailing U.K. Gilts rate at grant date that most closely matches the expected term of the grant.
f.Share options are assumed to be exercised immediately on vesting.
g.The fair value of share options awarded where there are different vesting installments is the average of the fair values calculated per installment.
At December 31, 2019, the outstanding restricted stock units ("RSUs") in the form of nominal-cost options, which have been granted to non-executive directors, are shown below:

Date of grant	Exercise price	Number of shares	Date from which exercisable	Expiry date

January 11, 2019	0.05	138,461	January 11, 2020	December 31, 2020
		138,461

The movement in the number of RSUs is set out below:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at February 1, 2019	162,851	$0.05
Exercised during the year	(24,390)	0.05
Number of RSUs outstanding at December 31, 2019	138,461	$0.05	1 year	$1.55
Vested or expected to vest at December 31, 2019	—	$0.05	1 year	$—

No RSUs were capable of being exercised. The weighted-average grant-date fair value of stock options granted during the eleven months period ended December 31, 2019 and for the year ended January 31, 2019 was $1.60 and $14.30 per share. RSUs of 55,175 shares were granted for the year ended January 31, 2018. The aggregate intrinsic value of our stock options (the amount by which the market price of the stock on the date of exercise exceeded the exercise price of the option) exercised during the eleven months period ended December 31, 2019, and for the years ended January 31, 2019 and 2018 was $118,261, $39,535 and $0, respectively.

At December 31, 2019, there was no unrecognized compensation expense related to RSU's.

There was $0.1 million of income tax benefits realized from stock option exercises during the eleven-month period ended December 31, 2019, and none for the years ended January 31, 2019 and 2018.

Date of grant	Number of shares	Exercise price	Share price at grant date	Fair value per option	Award life (years)	Risk free rate
January 11, 2019	138,461	$0.05	$1.65	$1.60	1 year	0.79%
The key assumptions used in calculating the share-based payments are as follows:
a.Black-Scholes valuation methodology was used for all RSUs.
b.Volatility has been estimated at 57%. This has been derived from historical share price performance, weighted to exclude periods of unusually high volatility.
c.Expected dividend yield is nil, consistent with the Directors’ view that the Group’s business model is to generate value through capital growth rather than the payment of dividends.
d.The risk-free rate is equal to the prevailing U.K. Gilts rate at grant date that most closely matches the expected term of the grant.
e.RSUs are assumed to be exercised immediately on vesting.

On December 24, 2019, the Group issued a warrant over 3,358,732 shares of common stock to a consultant in exchange for certain services. The warrant have an exercise price of $1.45 and vest quarterly over three years. If the consulting agreement terminates prior to three years after the date of the grant, all unvested Warrant will be deemed lapsed.

The fair value of shares of common stock involved is estimated on the date of grant using Black-Scholes valuation methodology that uses the assumptions noted in the following table. Because Black-Scholes valuation methodology incorporate ranges of assumptions for inputs, those ranges are disclosed. Expected volatilities are based on historical share price performance, weighted to exclude periods of unusually high volatility. The Group assumed the warrant to be exercised immediately on vesting. The risk-free rate is equal to the prevailing UK Gilts rate at grant date that most closely matches the expected term of the grant. Expected dividend yield is nil, consistent with the Directors’ view that the Group’s business model is to generate value through capital growth rather than the payment of dividends.

Date of grant	Exercise price	Number of shares	Date from which exercisable	Expiry date

December 24, 2019	1.45	3,358,732	March 24, 2020	December 24, 2029
		3,358,732

As at December 31, 2019, 3,358,732 of consultant warrants were expected to vest and had an intrinsic value of $0.5 million. No consultant warrants were vested or capable of being exercised . The consultant warrants outstanding at December 31, 2019, had a weighted average exercise price of $1.45 and a weighted average remaining contractual life of 9.98 years.
At December 31, 2019, there was $2.2 million of unrecognized compensation expense related to warrants that is expected to be recognized over a weighted-average period of 5 years.

The fair value per consultant warrant granted and the assumptions used in the calculations are as follows:

Date of grant	Number of shares	Exercise price	Share price at grant date	Fair value per option	Award life (years)	Risk free rate
December 24, 2019	3,358,732	1.45	1.35	0.40	3.00	0.54%
The key assumptions used in calculating the share-based payments are as follows:
a.Black-Scholes valuation methodology was used for the consultant warrants.
b.Volatility has been estimated using a range of 52% to 69%. This has been derived from historical share price performance, weighted to exclude periods of unusually high volatility.
c.Expected dividend yield is nil, consistent with the Directors’ view that the Group’s business model is to generate value through capital growth rather than the payment of dividends.
d.The risk-free rate is equal to the prevailing U.K. Gilts rate at grant date that most closely matches the expected term of the grant.
e.Consultant warrants have a term of 5 years.